UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 5/31

Date of reporting period: 2/29/16

Item 1.	Schedule of Investments.

BFS Equity Fund

Schedule of Investments

February 29, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.19%

Aerospace & Defense — 4.48%
Raytheon Co.	4,000	$495,400
United Technologies Corp.	5,000	483,100

		978,500

Airlines — 1.77%
Delta Air Lines, Inc.	8,000	385,920

Beverages — 4.18%
Constellation Brands, Inc. - Class A	3,000	424,290
PepsiCo, Inc.	5,000	489,100

		913,390

Biotechnology — 3.63%
Biogen, Inc.*	1,500	389,130
Celgene Corp.*	4,000	403,320

		792,450

Commercial Banks — 5.22%
U.S. Bancorp	15,000	577,800
Wells Fargo & Co.	12,000	563,040

		1,140,840

Computers & Peripherals — 2.88%
Apple, Inc.	6,500	628,485

Diversified Financial Services — 2.32%
JPMorgan Chase & Co.	9,000	506,700

Electronic Equipment, Instruments & Components — 4.27%
Amphenol Corp. - Class A	9,000	477,630
TE Connectivity Ltd.	8,000	455,360

		932,990

Energy Equipment & Services — 1.64%
Schlumberger Ltd.	5,000	358,600

Food & Staples Retailing — 2.89%
CVS Health Corp.	6,500	631,605

Food Products — 2.32%
Mondelez International, Inc. - Class A	12,500	506,625

Health Care Equipment & Supplies — 1.77%
Abbott Laboratories	10,000	387,400

Hotels, Restaurants & Leisure — 1.86%
Starbucks Corp.	7,000	407,470

Household Durables — 1.93%
Jarden Corp.*	8,000	423,040

Household Products — 2.08%
Church & Dwight Co., Inc.	5,000	453,800

See accompanying notes which are an integral part of this schedule of investments.

Industrial Conglomerates — 5.46%
Danaher Corp.	7,500	669,525
General Electric Co.	18,000	524,520

		1,194,045

Insurance — 2.38%
Chubb Ltd.	4,500	519,885

Internet & Catalog Retail — 2.27%
Amazon.com, Inc.*	900	497,268

Internet Software & Services — 5.40%
Alphabet, Inc. - Class A*	900	645,498
Facebook, Inc. - Class A*	5,000	534,600

		1,180,098

IT Services — 4.47%
Cognizant Technology Solutions Corp. - Class A*	8,000	455,840
MasterCard, Inc. - Class A	6,000	521,520

		977,360

Leisure Equipment & Products — 2.81%
Polaris Industries, Inc.	7,000	615,370

Life Sciences Tools & Services — 2.66%
Thermo Fisher Scientific, Inc.	4,500	581,355

Media — 3.06%
Walt Disney Co./The	7,000	668,640

Oil, Gas & Consumable Fuels — 5.34%
Exxon Mobil Corp.	8,000	641,200
Spectra Energy Corp.	18,000	525,600

		1,166,800

Pharmaceuticals — 8.53%
Johnson & Johnson	4,000	420,840
Merck & Co., Inc.	9,000	451,890
Novartis AG ADR	7,000	497,770
Zoetis, Inc.	12,000	492,720

		1,863,220

Professional Services — 2.30%
Nielsen Holdings PLC	10,000	503,400

Software — 4.74%
Adobe Systems, Inc.*	5,000	425,750
Microsoft Corp.	12,000	610,560

		1,036,310

Specialty Retail — 1.99%
Home Depot, Inc./The	3,500	434,420

Textiles, Apparel & Luxury Goods — 2.54%
NIKE, Inc.	9,000	554,310

Total Common Stocks (Cost $19,966,452)		21,240,296

Money Market Funds — 1.00%
Fidelity Prime Money Market Portfolio, Institutional Class, 0.41% (a)	218,492	218,492

Total Money Market Funds (Cost $218,492)		218,492

See accompanying notes which are an integral part of this schedule of investments.

Total Investments – 98.19% (Cost $20,184,944)	21,458,788

Other Assets in Excess of Liabilities – 1.81%	394,512

NET ASSETS – 100.00%	$21,853,300

(a)	Rate disclosed is the seven day yield as of February 29, 2016.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At February 29, 2016, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes were as follows:

Tax Cost of Securities	$20,229,701

Unrealized Appreciation	$1,985,393
Unrealized Depreciation	(756,306)

Net Unrealized Appreciation	$1,229,087

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

BFS Equity Fund

Notes to the Schedule of Investments

February 29, 2016

(Unaudited)

The BFS Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The Fund has chosen specific identification as its tax lot identification method for all securities transactions. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

BFS Equity Fund

Notes to the Schedule of Investments - continued

February 29, 2016

(Unaudited)

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Bradley, Foster & Sargent, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the management’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$21,240,296	$—	$—	$21,240,296
Money Market Funds	218,492	—	—	218,492

Total	$21,458,788	$—	$—	$21,458,788

*	Refer to Schedule of Investments for industry classifications.

BFS Equity Fund

Notes to the Schedule of Investments - continued

February 29, 2016

(Unaudited)

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the period ended February 29, 2016 and the previous reporting period.

Cloud Capital Strategic All Cap Fund

Schedule of Investments (Unaudited)

February 29, 2016

Shares		Fair Value
Common Stocks — 86.7%

Consumer Discretionary — 15.0%
1,065	Aaron’s, Inc.	$24,489
913	Abercrombie & Fitch Co., Class A	26,509
114	Advance Auto Parts, Inc.	16,924
34	Amazon.com, Inc.*	18,552
351	AMC Networks, Inc., Class A*	22,976

1,684	American Eagle Outfitters, Inc.	25,694
1	Apollo Education Group, Inc., Class A*	7
3,382	Ascena Retail Group, Inc.*	28,580
362	AutoNation, Inc.*	18,629
24	AutoZone, Inc.*	18,915
1	Barnes & Noble, Inc.	5
372	Bed Bath & Beyond, Inc.*	17,816
570	Best Buy Co., Inc.	18,454
612	Big Lots, Inc.	24,745
(a)	Bob Evans Farms, Inc.	17
558	BorgWarner, Inc.	18,223
488	Brinker International, Inc.	24,302
584	Brunswick Corp.	24,827
161	Buffalo Wild Wings, Inc.*	25,617
570	Cabela’s, Inc., Class A*	27,350
54	Cable One, Inc.	23,139
511	Cablevision Systems Corp.	16,614
780	CalAtlantic Group, Inc.	23,665
380	CarMax, Inc.*	17,563
393	Carnival Corp.	18,854
256	Carter’s, Inc.	26,063
369	CBS Corp., Class B	17,864
294	CEB, Inc.	15,930
480	Cheesecake Factory, Inc./The	23,946
2,267	Chico’s FAS, Inc.	28,930
37	Chipotle Mexican Grill, Inc.*	18,635
833	Cinemark Holdings, Inc.	27,559
476	Coach, Inc.	18,549
277	Comcast Corp., Class A	15,991
172	Cracker Barrel Old Country Store, Inc.	25,441
680	CST Brands, Inc.	22,046
697	D.R. Horton, Inc.	18,618
1,925	Dana Holding Corp.	23,953
276	Darden Restaurants, Inc.	17,630
573	Deckers Outdoor Corp.*	32,420
286	Delphi Automotive PLC	19,063
1,255	DeVry Education Group, Inc.	22,911
595	Dick’s Sporting Goods, Inc.	25,273
3	Dillard’s, Inc., Class A	251
629	Discovery Communications, Inc., Class A*	15,719
639	Discovery Communications, Inc., Class C*	15,744
235	Dollar General Corp.	17,481
218	Dollar Tree, Inc.*	17,517
214	Domino’s Pizza, Inc.	28,506
1,030	DreamWorks Animation SKG, Inc., Class A*	26,442
542	Dunkin’ Brands Group, Inc.	25,267
180	Expedia, Inc.	18,792
352	Foot Locker, Inc.	21,978
1,414	Ford Motor Co.	17,687
662	Fossil Group, Inc.*	31,040
587	GameStop Corp., Class A	18,095

740	Gannett Co., Inc.	18,236
684	Gap, Inc./The	18,916
477	Garmin Ltd.	19,325
572	General Motors Co.	16,843
1,696	Gentex Corp.	24,699
194	Genuine Parts Co.	17,445
619	Goodyear Tire & Rubber Co./The	18,656
47	Graham Holdings Co.	22,745
1,255	Guess?, Inc.	26,795
472	H&R Block, Inc.	15,523
682	Hanesbrands, Inc.	19,427
417	Harley-Davidson, Inc.	18,012
243	Harman International Industries, Inc.	18,655
220	Hasbro, Inc.	16,728
147	Home Depot, Inc./The	18,304
530	HSN, Inc.	28,136
(a)	International Game Technology PLC	1
692	International Speedway Corp., Class A	23,870
801	Interpublic Group of Cos., Inc.	17,136
3,047	J.C. Penney Co., Inc.*	31,080
309	Jack in the Box, Inc.	21,278
461	Jarden Corp.*	24,387
556	John Wiley & Sons, Inc., Class A	24,200
460	Johnson Controls, Inc.	16,770
1,393	Kate Spade & Co.*	27,617
2,247	KB Home	27,409
383	Kohl’s Corp.	17,873
201	L Brands, Inc.	17,084
403	Leggett & Platt, Inc.	18,004
421	Lennar Corp., Class A	17,639
1,162	Live Nation Entertainment, Inc.*	25,552
904	LKQ Corp.*	24,952
256	Lowe’s Companies, Inc.	17,282
410	Macy’s, Inc.	17,703
275	Marriott International, Inc., Class A	18,722
509	Mattel, Inc.	16,542
1	Matthews International Corp., Class A	58
141	McDonald’s Corp.	16,498
1,121	MDC Holdings, Inc.	24,776
579	Meredith Corp.	25,177
325	Michael Kors Holdings Ltd.*	18,403
107	Mohawk Industries, Inc.*	19,146
388	Murphy USA, Inc.	24,681
195	Netflix, Inc.*	18,229
1,814	New York Times Co./The, Class A	22,808
475	Newell Rubbermaid, Inc.	18,069
1,534	News Corp., Class A	16,602
1,435	News Corp., Class B	16,374
295	NIKE, Inc., Class B	18,195
320	Nordstrom, Inc.	16,428
15	NVR, Inc.*	23,898
4,556	Office Depot, Inc.*	23,147
234	Omnicom Group, Inc.	18,173
71	O’Reilly Automotive, Inc.*	18,450
122	Panera Bread Co., Class A*	25,191
287	Polaris Industries, Inc.	25,237
293	Pool Corp.	23,498
17	Priceline Group, Inc./The*	21,612
1,027	PulteGroup, Inc.	17,650
225	PVH Corp.	17,769
191	Ralph Lauren Corp.	17,340

See accompanying notes which are an integral part of this schedule of investments.

1	Regis Corp.*	11
2,113	Rent-A-Center, Inc.	26,989
306	Ross Stores, Inc.	16,810
245	Royal Caribbean Cruises Ltd.	18,213
(a)	Scholastic Corp.	11
(a)	Scientific Games Corp., Class A*	1
273	Scripps Networks Interactive, Inc., Class A	16,182
1,014	Service Corp. International	23,838
161	Signet Jewelers Ltd.	17,483
838	Skechers U.S.A., Inc., Class A*	27,603
5,000	Smith & Wesson Holding Corp*	126,800
957	Sotheby’s	21,764
1,908	Staples, Inc.	18,028
301	Starbucks Corp.	17,549
271	Starwood Hotels & Resorts Worldwide, Inc.	18,731
1	Strayer Education, Inc.*	23
233	Target Corp.	18,297
430	Tempur Sealy International, Inc.*	24,813
461	Thor Industries, Inc.	25,544
259	Tiffany & Co.	16,798
244	Time Warner, Inc.	16,137
92	Time Warner Cable, Inc., Class A	17,652
1,567	Time, Inc.	22,100
240	TJX Cos., Inc./The	17,809
894	Toll Brothers, Inc.*	24,545
204	Tractor Supply Co.	17,265
2,443	TRI Pointe Group, Inc.*	25,184
292	TripAdvisor, Inc.*	18,293
460	Tupperware Brands Corp.	22,999
659	Twenty-First Century Fox, Inc., Class A	17,808
662	Twenty-First Century Fox, Inc., Class B	17,977
223	Under Armour, Inc., Class A*	18,646
676	Urban Outfitters, Inc.*	17,916
286	VF Corp.	18,636
391	Viacom, Inc., Class B	14,394
518	Vista Outdoor, Inc.*	25,534
178	Walt Disney Co./The	16,957
2,225	Wendy’s Co./The	20,852
121	Whirlpool Corp.	18,804
430	Williams-Sonoma, Inc.	22,396
264	Wyndham Worldwide Corp.	19,237
276	Wynn Resorts Ltd.	22,769
241	Yum! Brands, Inc.	17,460

		3,235,620

Consumer Staples — 7.4%
386	Altria Group, Inc.	23,741
695	Archer-Daniels-Midland Co.	24,280
11,084	Avon Products, Inc.	42,229
199	Boston Beer Co, Inc./The, Class A*	37,434
246	Brown-Forman Corp., Class B	24,221
413	Campbell Soup Co.	25,528
327	Casey’s General Stores, Inc.	34,521
266	Church & Dwight Co., Inc.	24,135
186	Clorox Co./The	23,455
546	Coca-Cola Co./The	23,566
499	Coca-Cola Enterprises, Inc.	24,224
355	Colgate-Palmolive Co.	23,279
594	ConAgra Foods, Inc.	24,983
172	Constellation Brands, Inc., Class A	24,387
159	Costco Wholesale Corp.	23,846
259	CVS Health Corp.	25,182

1,935	Dean Foods Co.	37,318
261	Dr. Pepper Snapple Group, Inc.	23,865
497	edgewell Personal Care Co.	38,020
1,000	Energizer Holdings, Inc.	38,940
259	Estee Lauder Cos., Inc./The, Class A	23,660
1,830	Flowers Foods, Inc.	31,353
416	General Mills, Inc.	24,457
1,073	Hain Celestial Group, Inc./The *	39,669
258	Hershey Co./The	23,439
573	Hormel Foods Corp.	24,337
359	Ingredion, Inc.	36,369
185	JM Smucker Co./The	23,538
325	Kellogg Co.	24,087
266	Keurig Green Mountain, Inc.	24,464
180	Kimberly-Clark Corp.	23,409
326	Kraft Heinz Co./The	25,087
629	Kroger Co./The	25,103
373	Lancaster Colony Corp.	37,914
265	McCormick & Co., Inc.	24,686
340	Mead Johnson Nutrition Co.	25,112
276	Molson Coors Brewing Co., Class B	23,558
638	Mondelez International, Inc., Class A	25,872
198	Monster Beverage Corp.*	24,789
239	PepsiCo, Inc.	23,397
259	Philip Morris International, Inc.	23,607
570	Post Holdings, Inc.*	39,584
284	Procter & Gamble Co./The	22,805
492	Reynolds American, Inc.	24,809
8,800	SUPERVALU, Inc.*	44,970
538	Sysco Corp.	23,747
1,154	Tootsie Roll Industries, Inc.	38,438
477	TreeHouse Foods, Inc.*	40,268
385	Tyson Foods, Inc., Class A	24,927
1,056	United Natural Foods, Inc.*	32,583
12	Universal Corp.	674

319	Walgreens Boots Alliance, Inc.	25,146
346	Wal-Mart Stores, Inc.	22,957
1,056	WestRock Co.	35,675
1,591	WhiteWave Foods Co./The*	61,587
788	Whole Foods Market, Inc.	24,684

		1,587,915

Energy — 10.7%
890	Anadarko Petroleum Corp.	33,790
946	Apache Corp.	36,209
1	Atwood Oceanics, Inc.	7
828	Baker Hughes, Inc.	35,484
1	Bill Barrett Corp.*	2
1,694	Cabot Oil & Gas Corp.	34,104
54,698	California Resources Corp.*	30,745
559	Cameron International Corp.*	36,618
(a)	CARBO Ceramics, Inc.	1
17,447	Chesapeake Energy Corp.	45,538
412	Chevron Corp.	34,352
417	Cimarex Energy Co.	35,052
2,139	Columbia Pipeline Group, Inc.	38,823
1,034	ConocoPhillips	34,964
4,176	Consol Energy, Inc.	36,039
39,889	Denbury Resources, Inc.	51,058
1,499	Devon Energy Corp.	29,507
1,872	Diamond Offshore Drilling, Inc.	37,449
955	Dril-Quip, Inc.*	51,833
1,749	Energen Corp.	46,301

See accompanying notes which are an integral part of this schedule of investments.

3,847	Ensco PLC, Class A	33,349
520	EOG Resources, Inc.	33,651
594	EQT Corp.	33,122
440	Exxon Mobil Corp.	35,236
1,505	FMC Technologies, Inc.*	36,922
1,801	Gulfport Energy Corp.*	43,224
1,154	Halliburton Co.	37,266
1	Helix Energy Solutions Group, Inc.*	2
718	Helmerich & Payne, Inc.	38,058
920	Hess Corp.	40,100
1,636	HollyFrontier Corp.	55,321
2,390	Kinder Morgan, Inc.	43,232
4,562	Marathon Oil Corp.	37,450
1,167	Marathon Petroleum Corp.	39,981
1,859	Murphy Oil Corp.	31,941
7,626	Nabors Industries Ltd.	54,604
1,258	National Oilwell Varco, Inc.	36,831
1,399	Newfield Exploration Co.*	38,096
6,428	Noble Corp. PLC	53,546
1,262	Noble Energy, Inc.	37,223
537	Occidental Petroleum Corp.	36,975
1,713	Oceaneering International, Inc.	47,302
2,043	Oil States International, Inc.*	53,334
3,788	Patterson-UTI Energy, Inc.	58,859
1	Peabody Energy Corp.	2
466	Phillips 66	36,980
310	Pioneer Natural Resources Co.	37,315
4,348	QEP Resources, Inc.	42,436
1,168	Range Resources Corp.	27,725
3,915	Rowan Cos. PLC	52,142
511	Schlumberger Ltd.	36,628
4,192	SM Energy Co.	37,892
3,824	Southwestern Energy Co.*	22,104
1,197	Spectra Energy Corp.	34,938
5,089	Superior Energy Services, Inc.	52,311
488	Tesoro Corp.	39,363
3,747	Transocean Ltd.	32,413
(a)	Unit Corp.*	2
648	Valero Energy Corp.	38,927
1,796	Western Refining, Inc.	47,899
3,203	Williams Cos., Inc./The	51,216
1,377	World Fuel Services Corp.	64,442
11,199	WPX Energy, Inc.*	46,029

		2,304,265

Financials — 6.0%
85	Affiliated Managers Group, Inc.*	11,845
174	Aflac, Inc.	10,330
325	Alexander & Baldwin, Inc.	10,902
21	Alleghany Corp.*	9,943
159	Allstate Corp.	10,103
193	American Express Co.	10,716
147	American Financial Group, Inc.	9,865
193	American International Group, Inc.	9,670
125	Ameriprise Financial, Inc.	10,491
109	Aon PLC	10,347
1	Apollo Investment Corp. (b)	3
252	Arthur J Gallagher & Co.	10,022
236	Aspen Insurance Holdings Ltd.	10,567
578	Associated Banc-Corp.	9,950
134	Assurant, Inc.	9,527
1	Astoria Financial Corp.	12
494	BancorpSouth, Inc.	9,849
819	Bank of America Corp.	10,251
159	Bank of Hawaii Corp.	10,118

305	Bank of New York Mellon Corp./The	10,795
238	Bank of the Ozarks, Inc.	9,006
320	BB&T Corp.	10,307
80	Berkshire Hathaway, Inc., Class B*	10,711
35	BlackRock, Inc.	10,896
307	Brown & Brown, Inc.	9,919
165	Capital One Financial Corp.	10,823
360	Cathay General Bancorp	9,604
162	CBOE Holdings, Inc.	10,133
434	CBRE Group, Inc.*	11,020
437	Charles Schwab Corp./The	10,952
93	Chubb Ltd.	10,762
166	Cincinnati Financial Corp.	10,466
265	Citigroup, Inc.	10,309
405	Citizens Financial Group, Inc.	7,788
113	CME Group, Inc.	10,327
598	CNO Financial Group, Inc.	10,423
311	Comerica, Inc.	10,491
237	Commerce Bancshares, Inc.	10,052
125	Crown Castle International Corp.	10,846
205	Cullen/Frost Bankers, Inc.	9,813
226	Discover Financial Services	10,470
475	E*TRADE Financial Corp.*	11,134
326	East West Bancorp, Inc.	9,783
347	Eaton Vance Corp.	10,026
158	Endurance Specialty Holdings Ltd.	9,839
52	Everest Re Group Ltd.	9,592
418	Federated Investors, Inc., Class B	10,947
678	Fifth Third Bancorp	10,352
297	First American Financial Corp.	10,981
812	First Horizon National Corp.	9,764
1,050	First Niagara Financial Group, Inc.	9,698
503	FirstMerit Corp.	9,878
1	FNF Group, Class A	23
309	Franklin Resources, Inc.	11,085
784	Fulton Financial Corp.	9,882
5,160	Genworth Financial, Inc., Class A*	10,940
67	Goldman Sachs Group, Inc./The	9,968
1	Greenhill & Co., Inc.	18
418	Hancock Holding Co.	9,634
119	Hanover Insurance Group, Inc.	9,873
253	Hartford Financial Services Group, Inc./The	10,675
43	Intercontinental Exchange Group, Inc.	10,318
440	International Bancshares Corp.	9,916
390	Invesco Ltd.	10,419
834	Janus Capital Group, Inc.	10,789
92	Jones Lang LaSalle, Inc.	9,358
178	JPMorgan Chase & Co.	10,025
375	Kemper Corp.	10,090
961	KeyCorp	10,137
386	Legg Mason, Inc.	11,035
662	Leucadia National Corp.	9,570
306	Lincoln National Corp.	11,187
282	Loews Corp.	10,255
97	M&T Bank Corp.	9,934
91	MarketAxess Holdings, Inc.	10,780
190	Marsh & McLennan Cos., Inc.	10,812
123	McGraw Hill Financial, Inc.	11,047
194	Mercury General Corp.	10,191

See accompanying notes which are an integral part of this schedule of investments.

277	MetLife, Inc.	10,958
129	Moody’s Corp.	11,447
457	Morgan Stanley	11,283
153	MSCI, Inc., Class A	10,783
172	NASDAQ OMX Group, Inc./The	10,901
1,154	Navient Corp.	12,498
628	New York Community Bancorp, Inc.	9,507
178	Northern Trust Corp.	10,563
551	Old Republic International Corp.	9,803
293	PacWest Bancorp	9,429
726	People’s United Financial, Inc.	10,610
127	PNC Financial Services Group, Inc.	10,333
232	Primerica, Inc.	9,791
288	Principal Financial Group, Inc.	10,888
345	Progressive Corp./The	11,016
238	Prosperity Bancshares, Inc.	9,622
162	Prudential Financial, Inc.	10,726
229	Raymond James Financial, Inc.	10,038
1,371	Regions Financial Corp.	10,307
115	Reinsurance Group of America, Inc.	10,336
85	RenaissanceRe Holdings Ltd.	9,622
442	RMR Group, Inc./The, Class A*	9,973
1	Royal Bank of Canada	27
276	SEI Investments Co.	10,535
75	Signature Bank*	9,659
1,661	SLM Corp.	9,698
85	StanCorp Financial Group, Inc.	9,716
192	State Street Corp.	10,524
317	Stifel Financial Corp.*	9,180
316	SunTrust Banks, Inc.	10,493
113	SVB Financial Group*	10,082
421	Synchrony Financial*	11,346
230	SYNNEX Corp.	21,607
353	Synovus Financial Corp.	9,385
157	T. Rowe Price Group, Inc.	10,865
881	TCF Financial Corp.	9,987
201	Torchmark Corp.	10,316
99	Travelers Cos., Inc./The	10,592
449	Trustmark Corp.	9,813
260	U.S. Bancorp	10,007
654	Umpqua Holdings Corp.	9,836
395	Unum Group	11,258
1,091	Valley National Bancorp	9,821
190	W.R. Berkley Corp.	9,798
461	Waddell & Reed Financial, Inc., Class A	10,803
469	Washington Federal, Inc.	9,947
293	Webster Financial Corp.	9,843
222	Wells Fargo & Co.	10,399
3	Westamerica Bancorp	116
93	Willis Towers Watson PLC	10,482
942	WisdomTree Investments, Inc.	11,163
295	XL Group PLC	10,156
499	Zions Bancorp	10,642

		1,298,909

Health Care — 8.9%
434	Abbott Laboratories	16,811
308	AbbVie, Inc.	16,841
172	Aetna, Inc.	18,653
464	Agilent Technologies, Inc.	17,331
1,216	Akorn, Inc.*	32,333
117	Alexion Pharmaceuticals, Inc.*	16,405

497	Align Technology, Inc.*	32,817
61	Allergan PLC*	17,642
2,395	Allscripts Healthcare Solutions, Inc.*	29,986
194	AmerisourceBergen Corp.	16,780
114	Amgen, Inc.	16,176
474	AmSurg Corp.*	32,256
138	Anthem, Inc.	18,084
444	Baxalta, Inc.	17,103
448	Baxter International, Inc.	17,710
122	Becton Dickinson and Co.	17,987
64	Biogen, Inc.*	16,704
236	Bio-Rad Laboratories, Inc., Class A*	31,720
345	Bio-Techne Corp.	29,595
1,003	Boston Scientific Corp.*	17,036
266	Bristol-Myers Squibb Co.	16,482
91	C.R. Bard, Inc.	17,447
212	Cardinal Health, Inc.	17,299
1,376	Catalent, Inc.*	33,396
163	Celgene Corp.	16,392
543	Centene Corp.*	30,929
298	Cerner Corp.*	15,194
436	Charles River Laboratories International, Inc.*	32,045
130	Cigna Corp.	18,106
1,573	Community Health Systems, Inc.*	23,790
234	Cooper Cos., Inc./The	33,422
260	DaVita HealthCare Partners, Inc.*	17,136
283	Dentsply Sirona, Inc.	17,231
210	Edwards LifeSciences Corp.*	18,277
219	Eli Lilly & Co.	15,754
320	Endo International PLC*	13,388
242	Express Scripts Holding Co.*	17,029
189	Gilead Sciences, Inc.	16,512
1,192	Halyard Health, Inc.*	30,420
242	HCA Holdings, Inc.*	16,749
481	Health Net, Inc.*	29,904
111	Henry Schein, Inc.*	18,352
667	Hill-Rom Holdings, Inc.	30,921
(a)	HMS Holdings Corp.*	3
894	Hologic, Inc.*	30,948
104	Humana, Inc.	18,448
421	IDEXX Laboratories, Inc.*	30,766
119	Illumina, Inc.*	17,879
32	Intuitive Surgical, Inc.*	18,261
160	Johnson & Johnson	16,816
161	Laboratory Corp. of America Holdings*	17,735
442	LifePoint Health, Inc.*	27,549
530	LivaNova PLC*	29,913
248	Mallinckrodt PLC*	16,149
1	Masimo Corp.*	34
107	McKesson Corp.	16,626
451	Mednax, Inc.*	30,254
223	Medtronic PLC	17,273
332	Merck & Co., Inc.	16,668
99	Mettler-Toledo International, Inc.*	31,041
570	Molina Healthcare, Inc.*	35,363
322	Mylan NV*	14,500
848	Owens & Minor, Inc.	33,409
508	PAREXEL International Corp.*	29,815
397	Patterson Companies, Inc.	17,225
393	PerkinElmer, Inc.	18,553
117	Perrigo Co. PLC (Ireland)	14,790
568	Pfizer, Inc.	16,854
268	Quest Diagnostics, Inc.	17,824

See accompanying notes which are an integral part of this schedule of investments.

41	Regeneron Pharmaceuticals, Inc.*	15,709
511	ResMed, Inc.	29,102
282	Sirona Dental Systems, Inc.*	30,978
322	St. Jude Medical, Inc.	17,288
446	STERIS PLC	28,703
170	Stryker Corp.	16,941
220	Teleflex, Inc.	31,362
671	Tenet Healthcare Corp.*	16,643
134	Thermo Fisher Scientific, Inc.	17,247
251	United Therapeutics Corp.*	30,636
148	UnitedHealth Group, Inc.	17,606
156	Universal Health Services, Inc., Class B	17,181
219	Varian Medical Systems, Inc.*	17,153
631	VCA, Inc.*	32,216
208	Vertex Pharmaceuticals, Inc.*	17,766
144	Waters Corp.*	17,268
408	WellCare Health Plans, Inc.*	36,647
534	West Pharmaceutical Services, Inc.	33,119
177	Zimmer Holdings, Inc.	17,128
403	Zoetis, Inc.	16,565

		1,918,099

Industrials — 9.2%
90	3M Co.	14,092
244	A.O. Smith Corp.	17,173
86	Acuity Brands, Inc.	17,980
517	ADT Corp./The	20,875
629	AECOM*	17,268
326	AGCO Corp.	16,132
242	Alaska Air Group, Inc.	17,876
259	Allegion PLC	16,298
392	American Airlines Group, Inc.	16,072
309	AMETEK, Inc.	14,359
546	Avery Dennison Corp.	35,557
363	B/E Aerospace, Inc.	15,845
116	Boeing Co./The	13,704
1	Brink’s Co./The	18
177	Carlisle Cos., Inc.	15,921
217	Caterpillar, Inc.	14,700
200	CH Robinson Worldwide, Inc.	13,965
168	Cintas Corp.	14,151
327	CLARCOR, Inc.	15,729
351	Clean Harbors, Inc.*	14,955
456	Copart, Inc.*	17,229
318	Crane Co.	15,586
606	CSX Corp.	14,630
141	Cummins, Inc.	13,767
236	Curtiss-Wright Corp.	16,659
165	Danaher Corp.	14,737
181	Deere & Co.	14,484
342	Delta Air Lines, Inc.	16,483
296	Deluxe Corp.	16,994
514	Donaldson Co., Inc.	14,514
233	Dover Corp.	14,163
158	Dun & Bradstreet Corp./The	15,143
253	Eaton Corp. PLC	14,336
296	Emerson Electric Co.	14,447
148	Equifax, Inc.	15,561
295	Esterline Technologies Corp.*	16,496
300	Expeditors International of Washington, Inc.	13,746
318	Fastenal Co.	14,391
106	FedEx Corp.	14,528
342	Flowserve Corp.	14,386
323	Fluor Corp.	14,871

339	Fortune Brands Home & Security, Inc.	17,023
453	FTI Consulting, Inc.*	14,903
364	GATX Corp.	15,641
1	General Cable Corp.	6
104	General Dynamics Corp.	14,189
492	General Electric Co.	14,323
290	Genesee & Wyoming, Inc., Class A*	16,433
213	Graco, Inc.	16,721
417	Granite Construction, Inc.	17,301
6	Harsco Corp.	24
650	Herman Miller, Inc.	16,952
485	HNI Corp.	16,391
137	Honeywell International, Inc.	13,869
170	Hubbell, Inc. - Class B	16,891
122	Huntington Ingalls Industries, Inc.	16,040
214	IDEX Corp.	16,056
154	Illinois Tool Works, Inc.	14,508
282	Ingersoll-Rand PLC	15,644
475	ITT Corp.	16,763
390	Jacobs Engineering Group, Inc. *	15,091
185	JB Hunt Transport Services, Inc.	14,118
1,392	Joy Global, Inc.	17,983
180	Kansas City Southern	14,707
1,255	KBR, Inc.	17,358
849	Kennametal, Inc.	17,100
297	Kirby Corp.*	16,798
522	KLX, Inc.*	14,611
119	L-3 Communications Holdings, Inc.	13,926
255	Landstar System, Inc.	15,069
134	Lennox International, Inc.	17,303

277	Lincoln Electric Holdings, Inc.	15,125
64	Lockheed Martin Corp.	13,875
213	ManpowerGroup	16,475
599	Masco Corp.	16,900
1	Matson, Inc.	23
375	MSA Safety, Inc.	16,397
234	MSC Industrial Direct Co., Inc., Class A	16,256
264	Nordson Corp.	18,886
198	Norfolk Southern Corp.	14,462
75	Northrop Grumman Corp.	14,430
1,123	NOW, Inc.*	18,170

257	Old Dominion Freight Line, Inc.*	16,592
182	Orbital ATK, Inc.	15,211
485	Oshkosh Corp.	16,721
279	PACCAR, Inc.	14,390
137	Parker-Hannifin Corp.	13,886
307	Pentair PLC	14,631
829	Pitney Bowes, Inc.	15,014
789	Quanta Services, Inc.*	16,019
111	Raytheon Co.	13,765
280	Regal Beloit Corp.	15,268
320	Republic Services, Inc.	14,640
357	Robert Half International, Inc.	14,058
143	Rockwell Automation, Inc.	14,877
172	Rockwell Collins, Inc.	15,038
603	Rollins, Inc.	16,593
85	Roper Technologies, Inc.	14,308
1,171	RR Donnelley & Sons Co.	17,775
249	Ryder System, Inc.	14,128
102	Snap-on, Inc.	14,780
401	Southwest Airlines Co.	16,838
1	SPX Corp.	8

See accompanying notes which are an integral part of this schedule of investments.

1	SPX FLOW, Inc.*	13
154	Stanley Black & Decker, Inc.	14,489
131	Stericycle, Inc.*	14,902
196	Teledyne Technologies, Inc.*	16,695
740	Terex Corp.	16,561
429	Textron, Inc.	14,660
528	Timken Co./The	15,762
205	Toro Co./The	16,339
706	Trinity Industries, Inc.	11,175
600	Triumph Group, Inc.	18,275
402	Tyco International PLC	14,153
183	Union Pacific Corp.	14,442
305	United Continental Holdings, Inc.*	17,464
142	United Parcel Service, Inc., Class B	13,751
299	United Rentals, Inc.*	15,440
160	United Technologies Corp.	15,497
143	Valmont Industries, Inc.	16,112
208	Verisk Analytics, Inc.*	15,151
65	W.W. Grainger, Inc.	14,169
248	Wabtec Corp.	17,537
279	Waste Connections, Inc.	17,186
264	Waste Management, Inc.	14,755
138	Watsco, Inc.	17,570
587	Werner Enterprises, Inc.	15,573
346	Woodward, Inc.	16,268
1,082	Worthington Industries, Inc.	33,658
385	Xylem, Inc.	14,421

		1,971,120

Information Technology — 13.5%
2,282	3D Systems Corp.*	24,351
197	Accenture PLC, Class A	19,755
1,198	ACI Worldwide, Inc.*	22,355
646	Activision Blizzard, Inc.	20,456
989	Acxiom Corp.*	20,504
247	Adobe Systems, Inc.*	21,062
6	ADTRAN, Inc.	110
10,087	Advanced Micro Devices, Inc.*	21,585
454	Akamai Technologies, Inc.*	24,500
102	Alliance Data Systems Corp.*	21,433
27	Alphabet, Inc., Class A*	19,230
26	Alphabet, Inc., Class C*	18,345
381	Amphenol Corp., Class A	20,202
380	Analog Devices, Inc.	20,123
237	ANSYS, Inc.*	19,696
197	Apple, Inc.	19,041
1,149	Applied Materials, Inc.	21,677
846	ARRIS International PLC*	20,202
356	Arrow Electronics, Inc.*	20,353
2,416	Atmel Corp.	19,524
428	Autodesk, Inc.*	22,136
229	Automatic Data Processing, Inc.	19,404
494	Avnet, Inc.	20,310
524	Belden, Inc.	28,718
152	Broadcom Ltd.	20,322
374	Broadridge Financial Solutions, Inc.	21,018
679	CA, Inc.	19,878
990	Cadence Design Systems, Inc.*	21,343
444	CDK Global, Inc.	19,947
1,096	Ciena Corp.*	22,463
813	Cisco Systems, Inc.	21,289
295	Citrix Systems, Inc.*	20,858
642	Cognex Corp.	23,750
346	Cognizant Technology Solutions Corp., Class A*	19,699

532	CommVault Systems, Inc.*	19,925
630	Computer Sciences Corp.	18,163
563	comScore, Inc.*	23,147
805	Convergys Corp.	20,744
603	CoreLogic, Inc.*	20,866
1,040	Corning, Inc.	19,041
674	Cree, Inc.*	21,401
814	CSRA, Inc.	21,113
2,861	Cypress Semiconductor Corp.	22,832
747	Diebold, Inc.	18,538
192	DST Systems, Inc.	20,061
828	eBay, Inc.*	19,695
332	Electronic Arts, Inc.*	21,300
769	EMC Corp.	20,103
39	Equinix, Inc.	11,720
210	F5 Networks, Inc.*	20,182
187	Facebook, Inc., Class A	20,016
68	FactSet Research Systems, Inc.	10,270
211	Fair Isaac Corp.	21,022
952	Fairchild Semiconductor International, Inc.*	19,099
277	FEI Co.	22,497
331	Fidelity National Information Services, Inc.	19,290
290	First Solar, Inc.*	20,847
203	Fiserv, Inc.*	19,412
675	FLIR Systems, Inc.	20,890
799	Fortinet, Inc.*	22,701
243	Gartner, Inc.*	20,016
369	Global Payments, Inc.	22,476
256	Harris Corp.	19,952
1,496	Hewlett Packard Enterprise Co.	19,856
1,999	HP, Inc.	21,364
712	Ingram Micro, Inc., Class A	25,507
1,094	Integrated Device Technology, Inc.*	21,251
650	Intel Corp.	19,221
458	InterDigital, Inc.	22,757
149	International Business Machines Corp.	19,478
1,618	Intersil Corp., Class A	20,659
207	Intuit, Inc.	20,005
239	IPG Photonics Corp.*	19,712
(a)	Itron, Inc.*	3
298	j2 Global, Inc.	21,790
988	Jabil Circuit, Inc.	20,599
254	Jack Henry & Associates, Inc.	20,887
855	Juniper Networks, Inc.	21,126
981	Keysight Technologies, Inc.*	25,586
292	KLA-Tencor Corp.	19,806
1,625	Knowles Corp.*	18,495
285	Lam Research Corp.	20,859
468	Leidos Holdings, Inc.	20,228
740	Lexmark International, Inc., Class A	22,953
463	Linear Technology Corp.	20,180
422	Manhattan Associates, Inc.*	23,310
1	ManTech International Corp., Class A	28
233	MasterCard, Inc., Class A	20,280
420	MAXIMUS, Inc.	20,657
1,166	Mentor Graphics Corp.	22,267
456	Microchip Technology, Inc.	20,293
1,835	Micron Technology, Inc.*	19,503
630	Microsemi Corp.*	21,825
380	Microsoft Corp.	19,311
(a)	Monster Worldwide, Inc.*	1
304	Motorola Solutions, Inc.	22,339
705	National Instruments Corp.	20,331

See accompanying notes which are an integral part of this schedule of investments.

979	NCR Corp.*	22,880
838	NetApp, Inc.	20,821
1,020	NetScout Systems, Inc.*	21,090
879	NeuStar, Inc., Class A*	21,873
312	Nielsen Holdings PLC	15,698
744	NVIDIA Corp.	23,330
528	Oracle Corp.	19,437
404	Paychex, Inc.	20,766
558	PayPal Holdings, Inc.*	21,292
559	Plantronics, Inc.	20,944
2,132	Polycom, Inc.*	22,196
704	PTC, Inc.*	21,759
500	Q2 Holdings, Inc.*	10,135
516	Qorvo, Inc.*	23,256
428	QUALCOMM, Inc.	21,725
1,050	Rackspace Hosting, Inc.*	22,610
309	Red Hat, Inc.*	20,216
(a)	Rovi Corp.*	9
346	Salesforce.com, Inc.*	23,434
276	SanDisk Corp.	19,962
478	Science Applications International Corp.	21,344
621	Seagate Technology PLC	19,482
1	Semtech Corp.*	17
495	Silicon Laboratories, Inc.*	20,407
250	Skyworks Solutions, Inc.	16,588
360	Solera Holdings, Inc.	20,034
7,927	SunEdison, Inc.*	15,695
973	Symantec Corp.	18,794
276	Synaptics, Inc.*	22,393
470	Synopsys, Inc.*	21,026
358	TE Connectivity Ltd.	20,400
306	Tech Data Corp.*	21,518
812	Teradata Corp.*	20,250
1,084	Teradyne, Inc.	20,685
375	Texas Instruments, Inc.	19,876
489	Total System Services, Inc.	21,318
1,029	Trimble Navigation Ltd.*	23,934
146	Tyler Technologies, Inc.*	17,537
112	Ultimate Software Group, Inc./The*	19,284
895	VeriFone Systems, Inc.*	21,382
262	VeriSign, Inc.*	22,126
277	Visa, Inc., Class A	20,068
1,831	Vishay Intertechnology, Inc.	21,680
446	Western Digital Corp.	19,403
1,082	Western Union Co./The	19,762
324	WEX, Inc.*	21,130
2,066	Xerox Corp.	19,850
398	Xilinx, Inc.	18,772
694	Yahoo!, Inc.*	22,057
356	Zebra Technologies Corp., Class A*	21,979

		2,907,649

Materials — 8.7%
257	Air Products & Chemicals, Inc.	34,087
239	Airgas, Inc.	33,781
639	Albemarle Corp.	35,945
4,247	Alcoa, Inc.	37,926
3,174	Allegheny Technologies, Inc.	42,565
428	AptarGroup, Inc.	31,512
339	Ashland, Inc.	32,314
524	Ball Corp.	34,681
664	Bemis Co., Inc.	32,572
770	Cabot Corp.	34,280
1,159	Carpenter Technology Corp.	34,444
1,195	CF Industries Holdings, Inc.	43,580
(a)	Cliffs Natural Resources, Inc.*	1
2,302	Commercial Metals Co.	33,817

434	Compass Minerals International, Inc.	29,474
1,003	Domtar Corp.	35,310
724	Dow Chemical Co./The	35,204
601	Eagle Materials, Inc.	36,319
570	Eastman Chemical Co.	36,543
323	Ecolab, Inc.	33,089
575	EI du Pont de Nemours & Co.	35,026
961	FMC Corp.	36,172
6,375	Freeport-McMoRan, Inc., Class B	48,640
1,225	Greif, Inc., Class A	32,485
287	International Flavors & Fragrances, Inc.	29,676
977	International Paper Co.	34,876
2,171	Louisiana-Pacific Corp.*	34,490
443	Lyondellbasell Industries NV, Class A	35,559
279	Martin Marietta Materials, Inc.	39,818
744	Minerals Technologies, Inc.	37,832
368	Monsanto Co.	33,089
1,424	Mosaic Co./The	37,951
93	NewMarket Corp.	33,898
1,334	Newmont Mining Corp.	34,457
856	Nucor Corp.	33,689
2,411	Olin Corp.	36,552
2,728	Owens-Illinois, Inc.*	40,814
628	Packaging Corp. of America	30,447
1,285	PolyOne Corp.	34,579
374	PPG Industries, Inc.	36,143
329	Praxair, Inc.	33,457
539	Reliance Steel & Aluminum Co.	32,830
762	Royal Gold, Inc.	35,356
825	RPM International, Inc.	33,715
489	Scotts Miracle-Gro Co./The, Class A	33,731
851	Sealed Air Corp.	38,903
570	Sensient Technologies Corp.	32,765
135	Sherwin-Williams Co./The	36,603
611	Silgan Holdings, Inc.	31,321
779	Sonoco Products Co.	34,024
1,757	Steel Dynamics, Inc.	31,960
4,130	United States Steel Corp.	37,663
390	Valspar Corp./The	30,479
376	Vulcan Materials Co.	37,091

		1,863,535

Real Estate Investment Trusts — 2.7%
130	Alexandria Real Estate Equities, Inc.	10,265
226	American Campus Communities, Inc.	9,881
118	American Tower Corp., Class A	10,892
283	Apartment Investment & Management Co., Class A	10,354
62	AvalonBay Communities, Inc.	10,649
91	Boston Properties, Inc.	10,410
134	Camden Property Trust	10,005
343	Care Capital Properties, Inc.	9,093
565	Communications Sales & Leasing, Inc.	10,650
441	Corporate Office Properties Trust	10,331
332	Corrections Corp. of America	9,613
353	Douglas Emmett, Inc.	9,475
501	Duke Realty Corp.	10,356
160	EPR Properties	9,957
359	Equity One, Inc.	9,836
139	Equity Residential	10,369
51	Essex Property Trust, Inc.	10,695
131	Extra Space Storage, Inc.	10,779

See accompanying notes which are an integral part of this schedule of investments.

70	Federal Realty Investment Trust	10,297
4	Four Corners Property Trust, Inc.	59
390	General Growth Properties, Inc.	10,740
301	HCP, Inc.	8,893
227	Highwoods Properties, Inc.	9,886
434	Hospitality Properties Trust	10,549
730	Host Hotels & Resorts, Inc.	11,183
387	Iron Mountain, Inc.	11,379
191	Kilroy Realty Corp.	10,365
382	Kimco Realty Corp.	10,211

188	Lamar Advertising Co., Class A	10,738
434	LaSalle Hotel Properties	10,568
341	Liberty Property Trust	9,841
138	Macerich Co./The	10,930
524	Mack-Cali Realty Corp.	10,428
113	Mid-America Apartment Communities, Inc.	10,163

221	National Retail Properties, Inc.	9,704
322	Omega Healthcare Investors, Inc.	10,311
177	Post Properties, Inc.	9,864
343	Potlatch Corp.	9,078
272	Prologis, Inc.	10,454
46	Public Storage	11,449
485	Rayonier, Inc.	10,587
184	Realty Income Corp.	10,772
136	Regency Centers Corp.	9,596
651	Senior Housing Properties Trust	10,166
57	Simon Property Group, Inc.	10,757
123	SL Green Realty Corp.	10,877
94	Sovran Self Storage, Inc.	10,005
308	Tanger Factory Outlet Centers, Inc.	9,881
140	Taubman Centers, Inc.	9,941
282	UDR, Inc.	9,689
406	Urban Edge Properties	9,874
192	Ventas, Inc.	10,710
128	Vornado Realty Trust	11,061
279	Weingarten Realty Investors	9,814
171	Welltower, Inc.	10,906
882	Weyerhaeuser Co.	22,905
1,279	WP Glimcher, Inc.	11,051

		589,292

Telecommunication Services — 0.8%
714	AT&T, Inc.	26,372
1,034	CenturyLink, Inc.	31,641
6,138	Frontier Communications Corp.	33,208
618	Level 3 Communications, Inc.*	29,990
(a)	Sprint Corp.*	1
1,279	Telephone & Data Systems, Inc.	34,166
(a)	T-Mobile US, Inc.*	5
521	Verizon Communications, Inc.	26,415
(a)	Windstream Holdings, Inc.	2

		181,800

Utilities — 3.8%
1,086	AES Corp.	10,647
154	AGL Resources, Inc.	9,986
390	Alliant Energy Corp.	26,472
215	Ameren Corp.	10,104
159	American Electric Power Co., Inc.	9,836

811	Aqua America, Inc.	24,802
371	Atmos Energy Corp.	25,736
502	Black Hills Corp.	28,144
537	CenterPoint Energy, Inc.	10,011
491	Cleco Corp.	22,529
248	CMS Energy Corp.	9,810
135	Consolidated Edison, Inc.	9,444
142	Dominion Resources, Inc., Class A	9,963
116	DTE Energy Co.	9,728
125	Duke Energy Corp.	9,276
157	Edison International	10,689
138	Entergy Corp.	9,968
182	Eversource Energy	9,904
304	Exelon Corp.	9,572
296	FirstEnergy Corp.	9,917
896	Great Plains Energy, Inc.	26,295
865	Hawaiian Electric Industries, Inc.	25,403
370	IDACORP, Inc.	26,260
1,582	MDU Resources Group, Inc.	28,813
563	National Fuel Gas Co.	25,712
87	NextEra Energy, Inc.	9,840
485	NiSource, Inc.	10,419
908	NRG Energy, Inc.	9,784
970	OGE Energy Corp.	24,123
448	ONE Gas, Inc.	25,946
1,640	ONEOK, Inc.	39,357
371	Pepco Holdings, Inc.	9,718
175	PG&E Corp.	9,933
144	Pinnacle West Capital Corp.	9,933
817	PNM Resources, Inc.	26,075
273	PPL Corp.	9,563
234	Public Service Enterprise Group, Inc.	10,003
1,030	Questar Corp.	25,520
154	SCANA Corp.	10,008
104	Sempra Energy	10,016
202	Southern Co./The	9,725
3,727	Talen Energy Corp.*	23,704
361	TECO Energy, Inc.	9,929
719	UGI Corp.	26,565
579	Vectren Corp.	26,363
171	WEC Energy Group, Inc.	9,640
576	Westar Energy, Inc.	25,042
386	WGL Holdings, Inc.	26,315
254	Xcel Energy, Inc.	10,030

		816,572

Total Common Stocks(Cost $18,307,389)		18,674,776

Exchange-Traded Funds — 5.0%

200	iShares Russell 2000 ETF	20,550
20,100	ProShares UltraPro S&P 500	1,050,024

Total Exchange-Traded Funds(Cost $1,045,877)		1,070,574

Rights — 0.0%

Consumer Staples — 0.0%
1,104	Safeway, Inc. (Property Development Centers)* (c)	54
1,104	Safeway, Inc. (Casa Ley)* (c)	1,121
Total Rights(Cost $-)		1,175

Cash Equivalents — 8.3%
Principal Amount
5	FOLIOfn Investment Cash Account, .01% (d)	5

1,790,002	FOLIOfn Investment Sweep Account, .01% (d)	1,790,002

Total Cash Equivalents(Cost $1,790,007)		1,790,007

See accompanying notes which are an integral part of this schedule of investments.

Total Investments (Cost $21,143,273) — 100.0%	21,536,532

Liabilities in Excess of Other Assets — (0.0)%	(6,436)

Net Assets — 100.0%	$21,530,096

(a)	Share amount is less than half a share.
(b)	Business Development Company
(c)	Securities have been deemed illiquid and represent 0.00% of the Fund’s net assets.
(d)	Rate disclosed is the seven day yield as of February 29, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At February 29, 2016, the net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Tax Cost of Securities	$21,742,146

Unrealized Appreciation	502,917
Unrealized Depreciation	(708,531)

Net Unrealized Depreciation	$(205,614)

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

Cloud Capital Strategic All Cap Fund

Notes to the Schedules of Investments

February 29, 2016

(Unaudited)

The Cloud Capital Strategic All Cap Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Cloud Capital Strategic All Cap Fund

Notes to the Schedules of Investments - continued

February 29, 2016

(Unaudited)

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Cloud Capital LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$18,674,776	$—	$—	$18,674,776
Exchange-Traded Funds	1,070,574	—	—	1,070,574
Cash Equivalents	1,790,007	—	—	1,790,007
Rights	—	—	1,175	1,175

Total	$21,535,357	$—	$1,175	$21,536,532

*	Refer to the Schedule of Investments for industry classifications.

Cloud Capital Strategic All Cap Fund

Notes to the Schedules of Investments - continued

February 29, 2016

(Unaudited)

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any derivative instruments during the reporting period. The following is a summary of the Level 3 reconciliation as of February 29, 2016:

Rights
Balance as of May 31, 2015	$—
Realized gain/(loss)	—
Change in unrealized appreciation (depreciation)	1,175
Purchases	—
Sales	—

Transfers in to Level 3	—
Transfers out of Level 3	—

Balance as of February 29, 2016	$1,175

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the period ended February 29, 2016 and the previous reporting period.

LS Opportunity Fund

Schedule of Investments

February 29, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - Long - Domestic — 75.99%

Consumer Discretionary — 6.56%
Darden Restaurants, Inc. (a)	3,000	191,640
Home Depot, Inc./The (a)	3,500	434,420
Hyatt Hotels Corp. - Class A*	2,500	115,375
McDonald’s Corp. (a)	3,500	410,165
Yum! Brands, Inc. (a)	6,850	496,419

		1,648,019

Consumer Staples — 8.83%
Church & Dwight Co., Inc. (a)	5,500	499,180
Coca-Cola Co./The (a)	7,000	301,910
Colgate-Palmolive Co. (a)	4,300	282,252
Mondelez International, Inc. - Class A (a)	5,700	231,021
PepsiCo, Inc. (a)	2,500	244,550
Procter & Gamble Co./The (a)	5,800	465,682
Wal-Mart Stores, Inc. (a)	2,900	192,386

		2,216,981

Energy — 1.10%
Noble Energy, Inc.	9,400	277,300

Financials — 35.09%
Aflac, Inc. (a)	3,500	208,320
Beneficial Bancorp, Inc. (a)*	20,400	260,916
Berkshire Hathaway, Inc. - Class B (a)*	12,200	1,636,874
Central Pacific Financial Corp. (a)	6,700	133,531
Citigroup, Inc. (a)	9,000	349,650
Federated Investors, Inc. - Class B	14,100	368,997
Franklin Resources, Inc. (a)	6,000	215,100
Hartford Financial Services Group, Inc./The	5,700	240,084
Huntington Bancshares, Inc.	23,300	203,875
Investors Bancorp, Inc.	12,900	146,028
Legg Mason, Inc. (a)	8,600	245,616
Leucadia National Corp. (a)	21,700	313,565
Marsh & McLennan Cos., Inc. (a)	3,800	216,790
Oritani Financial Corp. (a)	14,100	238,572
PJT Partners, Inc. - Class A*	18,200	506,324
PNC Financial Services Group, Inc. (a)	5,700	463,467
Primerica, Inc. (a)	10,600	447,214
ProAssurance Corp. (a)	5,600	276,136
Progressive Corp./The (a)	11,900	379,848
Selective Insurance Group, Inc.	5,600	188,048
T. Rowe Price Group, Inc. (a)	9,200	635,812
U.S. Bancorp (a)	10,900	419,868
White Mountains Insurance Group Ltd. (a)	935	717,014

		8,811,649

Health Care — 6.09%
Abbott Laboratories (a)	6,200	240,188
Invacare Corp. (a)	6,000	72,660
Johnson & Johnson (a)	4,800	505,008
Merck & Co., Inc. (a)	5,500	276,155
Patterson Companies, Inc. (a)	10,000	434,400

		1,528,411

See accompanying notes which are an integral part of this schedule of investments.

Industrials — 5.45%
Celadon Group, Inc.	19,300	173,121
CIRCOR International, Inc.	6,700	268,603
Eaton Corp. PLC (a)	9,500	538,745
Tyco International PLC	3,900	137,202
United Technologies Corp.	2,600	251,212

		1,368,883

Information Technology — 12.32%
Automatic Data Processing, Inc. (a)	5,100	431,919
eBay, Inc. (a)*	4,800	114,240
FLIR Systems, Inc. (a)	13,400	414,864
Microsoft Corp. (a)	14,400	732,672
Paychex, Inc. (a)	4,800	246,672
PayPal Holdings, Inc. (a)*	9,000	343,260
Science Applications International Corp. (a)	8,200	366,130
VeriSign, Inc. (a)*	2,000	168,980
Xilinx, Inc. (a)	5,800	273,876

		3,092,613

Real Estate Investment Trusts — 0.55%
Four Corners Property Trust, Inc. (a)	999	16,394
Parkway Properties, Inc. (a)	9,100	121,849

		138,243

Total Common Stocks - Long - Domestic (Cost $19,963,329)		19,082,099

Common Stocks - Long - International — 10.78%

Consumer Staples — 1.51%
Diageo PLC (a) ADR	3,700	379,620

Energy — 1.05%
Suncor Energy, Inc.	10,800	264,384

Financials — 6.03%
Arch Capital Group Ltd. (a)*	5,700	387,258
Chubb Ltd.	442	51,064
Endurance Specialty Holdings Ltd. (a)	6,350	395,415
RenaissanceRe Holdings Ltd. (a)	2,870	324,884
Validus Holdings Ltd.	7,900	354,789

		1,513,410

Health Care — 1.21%
AstraZeneca PLC	4,300	123,281
Roche Holding AG	700	180,622

		303,903

Materials — 0.98%
Agnico Eagle Mines Ltd.	7,000	246,400

Total Common Stocks - Long - International (Cost $2,680,644)		2,707,717

See accompanying notes which are an integral part of this schedule of investments.

	Contracts	Fair Value
Options Purchased - Long — 0.16%
Cullen/Frost Bankers, Inc., Call @ $50, Expiring July 2016	15	$6,600
Cullen/Frost Bankers, Inc., Call @ $55, Expiring July 2016	65	15,925
Cullen/Frost Bankers, Inc., Call @ $60, Expiring July 2016	10	1,200
Kohls Corp., Call @ $65, Expiring April 2016	55	275
PayPal Holdings, Inc., Call @ $45, Expiring January 2017	42	10,752
Universal Health Services, Inc., Put @ $105, Expiring April 2016	16	4,440

Total Options Purchased - Long (Cost $43,462)		39,192

Total Investments – 86.93% (Cost $22,687,435)		21,829,008

Total Securities Sold Short – (27.35)% (Proceeds Received $7,300,518)		(6,868,289)

Other Assets in Excess of Liabilities – 40.42%		10,150,557

TOTAL NET ASSETS – 100.00%		$25,111,276

(a)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on February 29, 2016 was $15,994,087.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

LS Opportunity Fund

Schedule of Securities Sold Short

February 29, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks - Short - Domestic — (17.12)%

Consumer Discretionary — (0.59)%
Brinker International, Inc.	(3,000)	(149,400)

Consumer Staples — (3.07)%
Constellation Brands, Inc. - Class A	(1,000)	(141,430)
Kellogg Co.	(2,300)	(170,246)
Molson Coors Brewing Co. - Class B	(5,400)	(460,458)

		(772,134)

Energy — (0.60)%
Chevron Corp.	(1,800)	(150,192)

Financials — (12.36)%
AmTrust Financial Services, Inc.	(9,600)	(234,720)
Arthur J Gallagher & Co.	(6,400)	(255,040)
Cincinnati Financial Corp.	(5,000)	(315,700)
CVB Financial Corp.	(2,500)	(38,825)
Eaton Vance Corp.	(1,600)	(46,256)
Employers Holdings, Inc.	(3,100)	(86,056)
Horace Mann Educators Corp.	(6,800)	(209,508)
Markel Corp.*	(995)	(852,426)
Principal Financial Group, Inc.	(7,700)	(291,137)
Travelers Cos., Inc./The	(4,300)	(462,336)
Trustmark Corp.	(6,500)	(142,220)
Unum Group	(5,900)	(168,327)

		(3,102,551)

Information Technology — (0.50)%
Apple, Inc.	(1,300)	(125,697)

Total Common Stocks - Short - Domestic (Proceeds Received $4,507,092)		(4,299,974)

See accompanying notes which are an integral part of this schedule of investments.

Common Stocks - Short - International — (10.23)%

Financials — (10.23)%
Chubb Ltd.	(2,800)	(323,484)
Comdirect Bank AG	(2,300)	(23,791)
Commonwealth Bank of Australia	(10,900)	(546,063)
HSBC Holdings PLC ADR	(4,100)	(130,257)
SCOR SE	(9,000)	(315,421)
Third Point Reinsurance Ltd.*	(8,600)	(95,030)
UBS Group AG	(17,100)	(260,262)
Westpac Banking Corp.	(13,969)	(286,849)
Willis Towers Watson PLC	(2,906)	(329,308)
XL Group PLC	(7,500)	(257,850)

Total Common Stocks - Short - International (Proceeds Received $2,793,426)		(2,568,315)

Total Securities Sold Short – (27.35)% (Proceeds Received $7,300,518)		$(6,868,289)

*	Non-dividend expense producing security.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

Tax Related - At February 29, 2016, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, for federal tax purposes was as follows:

Unrealized appreciation	$1,375,635
Unrealized depreciation	(1,825,566)

Net Unrealized appreciation (depreciation)	$(449,931)

Aggregate cost of securities for income tax purposes	$15,410,650

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

LS Opportunity Fund

Notes to the Schedule of Investments

February 29, 2016

(Unaudited)

The LS Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1(Form 1065). Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including Exchange Traded Funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The amount of the loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees (“Board”), or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Long Short Advisors’, LLC (the “Adviser”) expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $8,008,491 as of February 29, 2016.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

February 29, 2016

(Unaudited)

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by a fund entering into offsetting commitments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange traded funds, real estate investment trusts, and american depositary receipts are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

LS Opportunity Fund

Notes to the Schedule of Investments – continued

February 29, 2016

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Call and put options that the Fund invests in are generally traded on an exchange and are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price.

The options will generally be categorized as Level 1 securities.

Derivative instruments the Fund invests in, such as forward currency exchange contracts, are valued by a pricing service at the interpolated rates based on the prevailing banking rates and are generally categorized as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$21,789,816	$—	$—	$21,789,816
Options Purchased	39,192	—	—	39,192

Total	$21,829,008	$—	$—	$21,829,008

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks*	$(6,868,289)	$—	$—	$(6,868,289)

Total	$(6,868,289)	$—	$—	$(6,868,289)

*	Refer to the Schedule of Securities Sold Short for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of February 29, 2016 and the previous reporting period.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	4/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	4/26/2016

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	4/26/2016